EQUITY (Details 1)	0 Months Ended
Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingRights	<>The vesting period of the outstanding options and RSUs is generally 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options or RSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the 2010 plan described above.